Financial risk management and financial instruments, Liquidity and Capital Risk (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended			18 Months Ended
	May 31, 2020	Mar. 31, 2020	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	Sep. 30, 2020	Sep. 29, 2020	Sep. 03, 2020	Sep. 02, 2020
Liquidity and Capital Risk [Abstract]
Withdrew recommendation for payment of final dividend (in dollars per share)		$ 0.5833
Dividend paid			$ 0.0	$ 0.0	$ 439.2		$ 542.2
Borrowings				4,640.3	4,670.7
Debt repayment				$ 1,589.7	212.6	[1]	252.9 [1]
Financial covenant threshold				4.35
Bottom of Range [Member]
Liquidity and Capital Risk [Abstract]
Aggregate net leverage covenant percentage				35.00%
Term Loans [Member]
Liquidity and Capital Risk [Abstract]
Borrowings	$ 1,415.0			$ 4,733.2
Maturity date				Nov. 30, 2021
Debt repayment	$ 143.0
Revolving Credit Facility [Member]
Liquidity and Capital Risk [Abstract]
Borrowings				$ 0.0	0.0		$ 0.0
Maturity date				Jun. 30, 2024
Debt repayment				$ 175.0	0.0
Credit facility, maximum borrowing capacity				$ 0.0	$ 0.0			$ 350.0	$ 500.0	$ 350.0	$ 500.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.